Offerings - Offering: 1	Nov. 26, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share
Amount Registered | shares	7,088,742
Proposed Maximum Offering Price per Unit	4.06
Maximum Aggregate Offering Price	$ 28,780,292.52
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,974.56
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Recursion Pharmaceutics, Inc. (the “Registrant”) initially deferred payment of all of the registration fees for the registration statement on Form S-3ASR (File No. 333- 284878), filed on February 12, 2025 (the “Registration Statement”). This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Registration Fee” table in the Registration Statement. Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include an indeterminate number of additional shares of Class A common stock, par value $0.00001 per share (the “Class A common stock”) of the Registrant that may be issued to prevent dilution from stock splits, stock dividends or similar transactions. The prospectus to which this Exhibit is attached is a final prospectus supplement for the related offering. The maximum offering price per share was estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low prices of the Registrant’s Class A Common Stock on the Nasdaq Global Select Market on November 21, 2025.